LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG TERM INVESTMENTS
Schedule of long term investments

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Cost method investments:
PRC Fund	10,103	10,081	1,448
United States Fund	20,045	20,045	2,879
Investment in preferred shares of an unlisted company in PRC ("Investee A")	400	400	57
Available-for-sale investments:
Investment in convertible borrowings of an unlisted company in Cayman Islands ("Investee B")	3,973	3,973	571
Less: accumulated impairment	(4,373)	(4,373)	(628)
Total	30,148	30,126	4,327